Federal Life Insurance Company (Mutual)
3750 West Deerfield Road
Riverwoods, Illinois 60015
November 20, 2009
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Federal Life Insurance Company (Mutual) and Federal Life Variable Annuity Account-A File Nos. 333-147464 and 811-02570
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), this letter serves to certify that the form of Prospectus and Statement of Additional Information that is being used for certain variable annuity contracts offered by Federal Life Insurance Company (Mutual) through Federal Life Variable Annuity Account-A (the “Separate Account”) and that would have been filed under Rule 497(c) of the Act does not differ from that contained in Post-Effective Amendment No. 2 to the Registration Statement of the Separate Account, which was filed electronically.
Sincerely yours,

/s/ William S. Austin

William S. Austin
President and Chief Operating Officer